Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 21.4%

Communication Services - 2.0%
Interactive Media & Services - 2.0%
Alphabet, Inc. - Class A	12,326	$2,514,751
Auto Trader Group plc (United Kingdom)[2]	7,544	73,477
Meta Platforms, Inc. - Class A	5,561	3,832,530
Tencent Holdings Ltd. (China)	1,700	89,446
Total Communication Services		6,510,204
Consumer Discretionary - 2.0%
Broadline Retail - 1.2%
Amazon.com, Inc.*	10,591	2,517,269
MercadoLibre, Inc. (Brazil)*	661	1,270,567
		3,787,836
Household Durables - 0.0%##
Sony Group Corp. (Japan)	1,700	37,518
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA - ADR (France)	2,127	597,857
Hermes International SCA (France)	19	53,441
LVMH Moet Hennessy Louis Vuitton SE - ADR (France)	13,174	1,918,925
LVMH Moet Hennessy Louis Vuitton SE (France)	94	68,752
		2,638,975
Total Consumer Discretionary		6,464,329
Consumer Staples - 0.6%
Beverages - 0.6%
The Coca-Cola Co.	27,680	1,757,127
Personal Care Products - 0.0%##
Beiersdorf AG (Germany)	189	25,283
Total Consumer Staples		1,782,410
Financials - 3.7%
Banks - 0.4%
FinecoBank Banca Fineco S.p.A. (Italy)	1,649	31,306
HDFC Bank Ltd. - ADR (India)	21,048	1,276,351
		1,307,657
Capital Markets - 1.5%
Avanza Bank Holding AB (Sweden)	1,000	29,987
BlackRock, Inc.	584	628,092
Deutsche Boerse AG - ADR (Germany)	26,601	656,247
Deutsche Boerse AG (Germany)	381	94,122
Intercontinental Exchange, Inc.	3,727	595,686
Intermediate Capital Group plc (United Kingdom)	1,471	42,863
Moody’s Corp.	1,895	946,439
MSCI, Inc.	1,081	645,108
Nasdaq, Inc.	8,346	687,210
S&P Global, Inc.	1,163	606,400
		4,932,154

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Financial Services - 1.8%
Fiserv, Inc.*	4,436	$958,353
Mastercard, Inc. - Class A	5,371	2,983,215
Visa, Inc. - Class A	5,405	1,847,429
		5,788,997
Insurance - 0.0%##
Admiral Group plc (United Kingdom)	1,838	61,408
Total Financials		12,090,216
Health Care - 3.3%
Biotechnology - 0.4%
Vertex Pharmaceuticals, Inc.*	2,936	1,355,492
Health Care Equipment & Supplies - 0.2%
Alcon AG	544	49,553
Intuitive Surgical, Inc.*	1,134	648,512
		698,065
Life Sciences Tools & Services - 0.9%
Lonza Group AG - ADR (Switzerland)	9,228	585,147
Lonza Group AG (Switzerland)	93	58,971
Thermo Fisher Scientific, Inc.	3,473	2,075,986
		2,720,104
Pharmaceuticals - 1.8%
AstraZeneca plc - ADR (United Kingdom)	38,551	2,727,869
Johnson & Johnson	12,268	1,866,576
Roche Holding AG - ADR	28,867	1,133,030
Roche Holding AG	257	80,793
		5,808,268
Total Health Care		10,581,929
Industrials - 3.3%
Aerospace & Defense - 0.8%
Airbus SE (France)	316	54,659
BAE Systems plc - ADR (United Kingdom)	8,425	512,156
BAE Systems plc (United Kingdom)	3,132	47,344
Hensoldt AG (Germany)	907	36,468
L3Harris Technologies, Inc.	5,236	1,110,084
Northrop Grumman Corp.	1,711	833,719
		2,594,430
Building Products - 0.2%
Masco Corp.	8,013	635,271
Commercial Services & Supplies - 0.4%
Cleanaway Waste Management Ltd. (Australia)	24,601	42,124
Copart, Inc.*	20,226	1,171,692
		1,213,816
Ground Transportation - 1.1%
Canadian National Railway Co. (Canada)	10,426	1,089,621

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Ground Transportation (continued)
Canadian Pacific Kansas City Ltd. (Canada)	378	$30,089
CSX Corp.	43,568	1,432,080
Union Pacific Corp.	3,910	968,859
		3,520,649
Machinery - 0.4%
SMC Corp. (Japan)	100	37,839
Spirax Group plc (United Kingdom)	504	50,109
Techtronic Industries Co. Ltd. - ADR (Hong Kong)	16,284	1,095,262
Techtronic Industries Co. Ltd. (Hong Kong)	5,500	73,970
		1,257,180
Professional Services - 0.4%
Experian plc	1,026	50,540
TransUnion	14,298	1,419,077
		1,469,617
Trading Companies & Distributors - 0.0%##
IMCD N.V. (Netherlands)	474	74,228
Transportation Infrastructure - 0.0%##
Auckland International Airport Ltd. (New Zealand)	8,644	42,133
Total Industrials		10,807,324
Information Technology - 4.0%
Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)	1,333	49,936
Keyence Corp. (Japan)	200	86,142
		136,078
IT Services - 0.6%
EPAM Systems, Inc.*	4,928	1,251,515
Globant S.A. *	3,333	710,995
Softcat plc (United Kingdom)	2,546	50,635
		2,013,145
Semiconductors & Semiconductor Equipment - 1.4%
Infineon Technologies AG - ADR (Germany)	54,667	1,790,344
Infineon Technologies AG (Germany)	2,415	79,402
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	12,822	2,683,901
		4,553,647
Software - 1.9%
Atlassian Corp. - Class A *	135	41,415
Cadence Design Systems, Inc.*	6,179	1,838,994
Microsoft Corp.	7,363	3,056,087
ServiceNow, Inc.*	561	571,311

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Synopsys, Inc.*	1,083	$569,095
		6,076,902
Total Information Technology		12,779,772
Materials - 1.2%
Chemicals - 0.9%
Air Liquide S.A. - ADR (France)	31,487	1,099,211
Air Liquide S.A. (France)	421	73,541
Albemarle Corp.	9,251	778,841
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	26,107	1,032,271
		2,983,864
Metals & Mining - 0.0%##
Pilbara Minerals Ltd. (Australia)*	16,489	23,127
Paper & Forest Products - 0.3%
West Fraser Timber Co. Ltd. (Canada)	9,795	850,010
West Fraser Timber Co. Ltd. (Canada)	1,055	91,472
		941,482
Total Materials		3,948,473
Real Estate - 1.0%
Real Estate Management & Development - 0.7%
CBRE Group, Inc. - Class A*	14,232	2,059,940
Specialized REITs - 0.3%
Extra Space Storage, Inc.	7,049	1,085,546
Total Real Estate		3,145,486
Utilities - 0.3%
Electric Utilities - 0.3%
Evergy, Inc.	14,071	902,936
TOTAL COMMON STOCKS
(Identified Cost $55,860,115)		69,013,079

CORPORATE BONDS - 18.4%

Non-Convertible Corporate Bonds- 18.4%
Communication Services - 1.2%
Entertainment - 0.6%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	2,140,000	2,006,451
Interactive Media & Services - 0.4%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	1,320,000	1,275,655
Media - 0.2%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	397,978
Total Communication Services		3,680,084

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	3,110,000	$2,651,662
Energy - 2.0%
Energy Equipment & Services - 0.2%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[2]	324,390	324,022
Telford Finco (United Arab Emirates), 11.00%, 11/6/2029	350,000	348,132
		672,154
Oil, Gas & Consumable Fuels - 1.8%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-10/29/2021, cost $401,994)[3]	408,794	376,192
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,810,000	1,949,053
Energy Transfer LP
7.375%, 2/1/2031[2]	1,250,000	1,310,677
6.50%, 2/1/2042	1,890,000	1,951,472
New Fortress Energy, Inc., 8.75%, 3/15/2029[2]	345,000	312,217
		5,899,611
Total Energy		6,571,765

Financials - 9.1%
Banks - 6.0%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	2,300,000	1,989,669
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	2,110,000	2,016,995
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	1,220,000	1,207,232
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	545,000	563,435
Huntington Bancshares, Inc., 2.55%, 2/4/2030	1,420,000	1,253,723
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	3,460,000	3,377,127
KeyBank NA, 5.85%, 11/15/2027	1,170,000	1,196,696
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[4]	1,990,000	1,996,042
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	2,230,000	2,013,944

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	1,890,000	$1,876,001
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	1,840,000	1,869,277
		19,360,141
Capital Markets - 0.9%
Carlyle Secured Lending, Inc., 6.75%, 2/18/2030	605,000	619,332
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	330,000	337,645
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	1,810,000	1,861,796
		2,818,773
Consumer Finance - 1.1%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.624%, 10/30/2031[4]	2,400,000	2,652,326
Navient Corp., 6.75%, 6/25/2025	485,000	487,257
SLM Corp., 4.20%, 10/29/2025	310,000	309,251
		3,448,834
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	196,527
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[3]	250,000	214,826
		411,353
Insurance - 1.0%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	660,000	660,538
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	660,000	658,953
New York Life Global Funding, 4.70%, 1/29/2029[2]	660,000	657,285
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	1,220,000	1,254,483
		3,231,259
Total Financials		29,270,360

Industrials - 1.5%
Ground Transportation - 0.4%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	1,310,000	1,311,613
Passenger Airlines - 0.3%
Air Canada (Canada), 3.875%, 8/15/2026[2]	605,000	590,596
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	89,116	89,810

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Passenger Airlines (continued)
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	57,467	$56,285
Series 2019-2, Class B, 3.50%, 5/1/2028	260,913	245,935
		982,626
Trading Companies & Distributors - 0.8%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,430,000	1,332,394
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,380,000	1,335,535
		2,667,929
Total Industrials		4,962,168

Materials - 0.7%
Metals & Mining - 0.7%
ACG Holdco 1 Ltd. (United Kingdom), 14.75%, 1/13/2029	300,000	302,462
Infrabuild Australia Pty Ltd. (Australia), 14.50%, 11/15/2028[2]	350,000	353,549
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,602,246	1,562,768
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-05/13/2020, cost $212,263)[3,5]	880,000	9
Total Materials		2,218,788

Real Estate - 1.9%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	460,000	446,110
Retail REITs - 0.8%
Simon Property Group LP, 2.65%, 2/1/2032	2,965,000	2,519,542
Specialized REITs - 1.0%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $399,500)[3]	470,000	480,680
SBA Tower Trust
6.599%, 1/15/2028[2]	1,810,000	1,853,071
4.831%, 10/15/2029[2]	990,000	966,830
		3,300,581
Total Real Estate		6,266,233

Utilities - 1.2%
Electric Utilities - 0.4%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	1,230,000	1,301,231

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers - 0.8%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	2,550,000	$2,673,711
Total Utilities		3,974,942
TOTAL CORPORATE BONDS
(Identified Cost $61,268,185)		59,596,002

U.S. TREASURY SECURITIES - 27.2%

U.S. Treasury Notes - 27.2%
U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Yield + 0.182%), 4.448%, 7/31/2026[6]	6,636,000	6,646,364
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2031	3,763,136	3,380,060
U.S. Treasury Note
2.25%, 11/15/2027	8,699,000	8,242,303
1.75%, 11/15/2029	14,105,000	12,549,042
0.875%, 11/15/2030	20,134,000	16,541,339
1.375%, 11/15/2031	16,188,000	13,276,689
4.125%, 11/15/2032	8,197,000	8,004,883
4.50%, 11/15/2033	12,993,000	12,956,457
4.25%, 11/15/2034	6,635,000	6,470,162
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $89,424,273)		88,067,299

ASSET-BACKED SECURITIES - 7.3%

ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,550,000	1,573,075
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[2]	1,145,000	1,157,827
CF Hippolyta Issuer LLC, Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,698,356	2,628,902
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	850,000	877,670
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	581,793	525,835
DataBank Issuer
Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	1,630,000	1,546,403
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,500,000	1,477,213
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,600,000	2,475,870
Libra Solutions LLC, Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	280,399	280,665
Nelnet Student Loan Trust, Series 2006-2, Class A7, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.842%), 5.398%, 1/26/2037[2,6]	1,533,744	1,512,148

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	220,000	$220,442
Oxford Finance Funding LLC
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	70,954	70,653
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,303,481	2,276,410
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,500,000	2,507,385
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	800,495	788,014
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,032,103	1,033,631
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	532,977	536,260
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[2]	2,074,602	1,989,556
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $23,708,428)		23,477,959

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.6%

BMO Mortgage Trust, Series 2024-5C7, Class A3, 5.566%, 11/15/2057[7]	570,000	580,170
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	48,410	45,476
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	264,221	231,359
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,7]	153,508	132,790
Fannie Mae REMICS
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,543,893	1,326,766
Series 2018-31, Class KP, 3.50%, 7/25/2047	30,549	29,991
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,020,418	843,854
Finance of America Structured
Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,124,480	1,099,962
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,681,006	1,433,294
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,6]	1,340,009	1,242,627
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,7]	1,068,728	933,400
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,7]	1,077,962	939,070
Series 2022-PJ1, Class A8, 2.50%, 5/28/2052[2,7]	1,679,846	1,444,904

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Imperial Fund Mortgage Trust
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,7]	1,166,585	$982,352
Series 2022-NQM1, Class A1, 2.493%, 2/25/2067[2,7]	2,100,487	1,861,595
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	127,352	124,665
Series 2017-3, Class 1A3, 3.50%, 8/25/2047[2,7]	27,030	24,363
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,7]	59,166	53,198
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	253,398	239,603
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	242,770	230,658
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]	347,691	325,819
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[2]	1,202,247	1,108,727
OBX Trust
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,7]	2,000,092	1,666,382
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,8]	1,164,052	1,169,513
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.311%, 7/25/2029 (Acquired 07/24/2023, cost $2,417,630)[3,6]	2,417,630	2,417,367
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]	554,385	507,883
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,7]	1,349,075	1,141,521
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,7]	2,238,464	1,783,005
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[7]	127,786	108,893
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	1,013,932	900,282
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]	152,866	135,793
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	188,803	168,246
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,7]	59,376	53,581
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 7.50%, 11/15/2027[2,6]	1,509,868	951,580
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]	1,265,248	1,189,622

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.425%, 10/25/2048[2,6]		324,402	$327,285
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,7]		89,541	81,455
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $31,499,297)			27,837,051

FOREIGN GOVERNMENT BONDS - 0.4%

Japan Government Two Year Bond, Series 456, (Japan), 0.10%, 1/1/2026	JPY	200,000,000	1,284,295
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	908,000	39,625

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,419,735)			1,323,920

MUNICIPAL BONDS - 1.0%

South Carolina Public Service Authority, Series B, Revenue Bond, 1.852%, 12/1/2026
(Identified Cost $3,460,000)		3,460,000	3,274,321

U.S. GOVERNMENT AGENCIES - 13.7%

Mortgage-Backed Securities - 13.7%
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034		190,260	187,132
Pool #MA1903, UMBS, 4.50%, 5/1/2034		184,543	181,451
Pool #886904, UMBS, 6.50%, 9/1/2036		30,193	31,853
Pool #933521, UMBS, 5.00%, 1/1/2038		5,258	5,258
Pool #889260, UMBS, 5.00%, 4/1/2038		5,545	5,546
Pool #889576, UMBS, 6.00%, 4/1/2038		133,591	139,009
Pool #975840, UMBS, 5.00%, 5/1/2038		20,098	20,065
Pool #995196, UMBS, 6.00%, 7/1/2038		165,465	172,190
Pool #986458, UMBS, 6.00%, 8/1/2038		2,116	2,202
Pool #987831, UMBS, 6.00%, 9/1/2038		8,083	8,412
Pool #990897, UMBS, 6.00%, 9/1/2038		13,930	14,497
Pool #AD0220, UMBS, 6.00%, 10/1/2038		22,696	23,618

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #257497, UMBS, 6.00%, 12/1/2038	5,988	$6,232
Pool #971022, UMBS, 5.00%, 1/1/2039	10,645	10,628
Pool #AA1810, UMBS, 5.00%, 1/1/2039	30,144	30,095
Pool #983686, UMBS, 5.00%, 2/1/2039	12,726	12,705
Pool #AE0604, UMBS, 6.00%, 7/1/2039	152,094	158,276
Pool #AA6788, UMBS, 6.00%, 8/1/2039	104,107	108,338
Pool #AC0463, UMBS, 5.00%, 11/1/2039	11,606	11,574
Pool #AC5111, UMBS, 5.00%, 11/1/2039	24,333	24,266
Pool #MA0258, UMBS, 4.50%, 12/1/2039	264,880	258,591
Pool #MA0259, UMBS, 5.00%, 12/1/2039	14,993	14,952
Pool #AC8573, UMBS, 5.00%, 1/1/2040	19,509	19,455
Pool #AL1595, UMBS, 6.00%, 1/1/2040	159,151	165,605
Pool #AE0061, UMBS, 6.00%, 2/1/2040	65,028	67,671
Pool #AL0152, UMBS, 6.00%, 6/1/2040	262,178	272,811
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,079,722	1,801,043
Pool #AI5172, UMBS, 4.00%, 8/1/2041	133,236	126,064
Pool #AL1410, UMBS, 4.50%, 12/1/2041	295,229	286,840
Pool #AB4300, UMBS, 3.50%, 1/1/2042	67,557	61,840
Pool #MA4633, UMBS, 3.50%, 6/1/2042	1,075,818	985,062
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,616,573	2,446,838
Pool #MA4934, UMBS, 5.00%, 2/1/2043	1,509,291	1,481,831
Pool #FS4616, UMBS, 5.00%, 5/1/2043	3,225,228	3,178,038
Pool #AL7729, UMBS, 4.00%, 6/1/2043	151,335	143,188
Pool #BC8677, UMBS, 4.00%, 5/1/2046	74,888	69,683
Pool #BD6997, UMBS, 4.00%, 10/1/2046	95,256	88,627
Pool #BE3812, UMBS, 4.00%, 12/1/2046	107,501	100,019
Pool #BE7845, UMBS, 4.50%, 2/1/2047	121,244	116,364
Pool #AL8674, 5.639%, 1/1/2049	433,076	443,067

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #FS9332, UMBS, 3.00%, 3/1/2050	2,025,908	$1,762,122
Pool #MA4020, UMBS, 3.00%, 5/1/2050	3,812,774	3,267,569
Pool #FS4339, UMBS, 3.00%, 12/1/2050	1,686,354	1,456,385
Pool #FS4511, UMBS, 4.00%, 8/1/2051	3,378,854	3,129,979
Pool #FS2998, UMBS, 3.50%, 4/1/2052	3,071,265	2,747,252
Pool #FS4925, UMBS, 3.50%, 4/1/2052	3,584,794	3,206,604
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,174,833	1,991,391
Pool #MA4807, UMBS, 5.50%, 11/1/2052	854,225	848,119
Freddie Mac
Pool #C91746, 4.50%, 12/1/2033	29,096	28,658
Pool #C91762, 4.50%, 5/1/2034	286,313	281,706
Pool #G03926, 6.00%, 2/1/2038	111,034	115,698
Pool #G05906, 6.00%, 4/1/2040	15,491	16,142
Pool #G06789, 6.00%, 5/1/2040	87,384	91,054
Pool #A92889, 4.50%, 7/1/2040	395,761	385,680
Pool #RB5167, UMBS, 3.50%, 7/1/2042	1,095,270	1,003,741
Pool #RB5188, UMBS, 4.00%, 10/1/2042	2,236,526	2,094,019
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,836,460	2,442,722
Pool #SD8230, UMBS, 4.50%, 6/1/2052	1,954,236	1,843,080
Pool #SD1360, UMBS, 5.50%, 7/1/2052	3,301,894	3,283,033
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,169,174	1,131,533
Ginnie Mae Pool #671161, 5.50%, 11/15/2037	23,263	23,551
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $46,077,385)		44,430,974

SHORT-TERM INVESTMENT - 1.6%

Dreyfus Government Cash Management, Institutional Shares, 4.26%[9]
(Identified Cost $5,199,974)	5,199,974	5,199,974

TOTAL INVESTMENTS - 99.6%
(Identified Cost $317,917,392)		322,220,579
OTHER ASSETS, LESS LIABILITIES - 0.4%		1,140,803
NET ASSETS - 100%		$323,361,382

Investment Portfolio - January 31, 2025

(unaudited)

ADR - American Depositary Receipt

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2025 was $59,707,924, which represented 18.5% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at January 31, 2025 was $3,489,074, or 1.1% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2025.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Floating rate security. Rate shown is the rate in effect as of January 31, 2025.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2025.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of January 31, 2025.

9Rate shown is the current yield as of January 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$6,510,204	$6,347,281	$162,923	$—
Consumer Discretionary	6,464,329	6,304,618	159,711	—
Consumer Staples	1,782,410	1,757,127	25,283	—
Financials	12,090,216	11,830,530	259,686	—
Health Care	10,581,929	10,442,165	139,764	—
Industrials	10,807,324	10,297,910	509,414	—
Information Technology	12,779,772	12,513,657	266,115	—
Materials	3,948,473	3,851,805	96,668	—
Real Estate	3,145,486	3,145,486	—	—
Utilities	902,936	902,936	—	—

Investment Portfolio - January 31, 2025

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$132,498,273	$—	$132,498,273	$—
States and political subdivisions (municipals)	3,274,321	—	3,274,321	—
Corporate debt:
Communication Services	3,680,084	—	3,680,084	—
Consumer Discretionary	2,651,662	—	2,651,662	—
Energy	6,571,765	—	6,571,765	—
Financials	29,270,360	—	29,270,360	—
Industrials	4,962,168	—	4,962,168	—
Materials	2,218,788	—	2,218,788	—
Real Estate	6,266,233	—	6,266,233	—
Utilities	3,974,942	—	3,974,942	—
Asset-backed securities	23,477,959	—	23,477,959	—
Commercial mortgage-backed securities	27,837,051	—	27,837,051	—
Foreign government bonds	1,323,920	—	1,323,920	—
Short-Term Investment	5,199,974	5,199,974	—	—
Total assets	$322,220,579	$72,593,489	$249,627,090	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2024 or January 31, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.